TRADE RECEIVABLES, NET - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Schedule of trade receivables

	As of December 31,
	2021	2020

Trade receivables	229	—

Trade receivables, net – Non-current	229	—

Current accounts	1,699,252	832,544
Trade receivables with related parties (Note 25)	77,416	96,394
Allowance for doubtful accounts (Note 18)	(9,472)	(10,500)

Trade receivables, net - Current	1,767,196	918,438

	Trade receivables, net as of December 31, 2021
	Total	Fully performing	Past due

Guaranteed	838,798	795,466	43,332
Not guaranteed	938,099	886,079	52,020

Trade receivables	1,776,897	1,681,545	95,352

Allowance for doubtful accounts (Note 18)	(9,472)	—	(9,472)

Trade receivables, net	1,767,425	1,681,545	85,880

	Trade receivables, net as of December 31, 2020
	Total	Fully performing	Past due

Guaranteed	387,718	373,384	14,334
Not guaranteed	541,220	518,914	22,306

Trade receivables	928,938	892,298	36,640

Allowance for doubtful accounts (Note 18)	(10,500)	—	(10,500)

Trade receivables, net	918,438	892,298	26,140